Fair Value Measurements - Schedule of Derivative Liability Valuation Inputs (Details)	Sep. 30, 2024	Jul. 31, 2024
Coupon rate [Member] | September Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	7
Coupon rate [Member] | July Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs		12
Conversion rate [Member] | September Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	467.84
Conversion rate [Member] | July Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs		595.24
Conversion price [Member] | September Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	2.14
Conversion price [Member] | July Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs		1.68
Common stock price [Member] | September Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	1.81
Common stock price [Member] | July Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs		1.81
Dividend Yield [Member] | September Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs	0
Dividend Yield [Member] | July Notes [Member]
Schedule of Derivative Liability Valuation Inputs [Line Items]
Derivative liability, measurement inputs		0